Digital Currencies - Schedule of continuity of digital currencies (Details) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($) Coins	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) Coins	Dec. 31, 2023 USD ($) Coins	Mar. 31, 2024 USD ($) Coins
Disclosure Of Holdings Of Digital Currencies [Line Items]
Opening balance, digital currency			$ 161,645
Digital currency sold	$ (7,800)	$ (24,900)	(38,800)	$ (89,400)
Revaluation adjustment	0	$ 422	0	0
Ending balance, digital currency	260,806		260,806		$ 161,645
Bitcoin [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Opening balance, digital currency			161,258	$ 65,772	65,772
Digital currency mined			77,022		111,002
Digital currency sold			(38,686)		(92,600)
Revaluation adjustment			60,841		77,084
Ending balance, digital currency	$ 260,435		$ 260,435		$ 161,258
Digital currency, beginning balance | Coins			2,287	2,332	2,332
Digital currency mined | Coins			1,111		3,123
Digital currency sold | Coins			(593)		(3,168)
Revaluation adjustment | Coins			0		0
Digital currency, ending balance | Coins	2,805		2,805		2,287
Ethereum Classic [Member]
Disclosure Of Holdings Of Digital Currencies [Line Items]
Opening balance, digital currency			$ 196	$ 117	$ 117
Digital currency mined					1
Digital currency sold			(105)
Revaluation adjustment			(82)		78
Ending balance, digital currency	$ 9		$ 9		$ 196
Digital currency, beginning balance | Coins			5,746	5,718	5,718
Digital currency mined | Coins					28
Digital currency sold | Coins			(5,373)
Revaluation adjustment | Coins			0		0
Digital currency, ending balance | Coins	373		373		5,746